INCOME TAXES (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Tax benefit of net operating loss carry-forward	$ 11,828,268	$ 6,465,826
Depreciation and amortization	27,949	(5,102)
Accrued liabilities	360,204	261,876
Stock based compensation	34,493
Interest Expense		740,285
R&D Credit	851,413	393,165
Total deferred tax assets	13,102,327	7,856,050
Valuation allowance for deferred tax assets	(13,102,327)	(7,856,050)
Deferred tax assets, net of valuation allowance